PHOENIX CORPORATE EDGE

                         PHOENIX EXECUTIVE BENEFIT - VUL

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY PHOENIX LIFE AND ANNUITY COMPANY

                              PROSPECTUS SUPPLEMENT

THE FOLLOWING REPLACES THE PARAGRAPH IN "THE POLICY" SECTION, UNDER "MINIMUM ISSUE PREMIUM" IN YOUR PROSPECTUS:

We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

March 1, 2004
                 Keep this supplement with your prospectus for future reference.






TF853